Consolidated statements of comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of comprehensive income or loss
Profit/(loss) for the year	$ 3,289	$ (115,613)	$ 126,398
Items that may not be reclassified subsequently to profit or loss:
Actuarial (loss)/gain	57		(51)
Items that may be reclassified subsequently to profit or loss:
Effective portion of changes in fair value of cash flow hedges, net of amounts recycled to profit or loss	(750)	(2,933)	(258)
Recycled loss of cash flow hedges reclassified to profit or loss		697
Other comprehensive loss for the year	(693)	(2,236)	(309)
Total comprehensive income/(loss) for the year	2,596	(117,849)	126,089
Attributable to:
Owners of the Group	(45,641)	(102,897)	47,374
Non-controlling interests	$ 48,237	$ (14,952)	$ 78,715